Selling and Promotion Expenses (Tables)	6 Months Ended
Sep. 30, 2022
Selling and Promotion Expenses [Abstract]
Schedule of selling and promotion expenses
	For the six months ended September 30,
	2022	2021
	US$	US$
Marketing and promotional expenditures	657,238	3,792,621